Financial Instruments Risks - Additional Information (Details) $ in Thousands	Dec. 31, 2022 ARS ($)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Sensitivity Analysis Measurement Percentage	100.00%
Collateral Held As Security And Other Credit Enhancements Amount	$ 349,876,983
Net Credit Exposure	$ 1,553,465,543